Average Annual Total Returns{- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-14 - Fidelity Strategic Dividend & Income Fund	Fidelity Advisor Strategic Dividend & Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Strategic Dividend & Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Strategic Dividend & Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Strategic Dividend & Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Strategic Dividend & Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Strategic Dividend & Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Strategic Dividend & Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Strategic Dividend & Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Strategic Dividend & Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Strategic Dividend & Income Fund: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0611 Past 1 year	F0611 Past 5 years	F0611 Past 10 years
Total	4.64%	8.88%	9.37%	2.81%	7.08%	7.89%	3.19%	6.55%	7.24%	6.80%	9.11%	9.36%	9.18%	9.34%	9.20%	11.26%	10.44%	10.32%	11.42%		10.62%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	7.25%	10.33%	10.82%

[1]	(a)Since inception October 2, 2018.